Loans Payable (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Feb. 28, 2011	Aug. 31, 2009 Y	Dec. 31, 2011 Y	Feb. 23, 2012	Dec. 31, 2010
Line of Credit Facility [Line Items]
Revolving credit facility, term (years)	5
Revolving credit facility, maximum borrowing capacity	$ 100,000,000
Credit agreement potential floating interest rate plus Federal Funds rate	0.50%
Revolving credit facility, fees	500,000
Revolving credit facility, amount outstanding			91,000,000	71,000,000
Loan, principal amount outstanding		34,000,000
Loan, fixed interest rate		7.03%
Loan maturity period			5
Loan, amortization period (years)		25
Incremental interest rate due to default in repayment		5.00%
Loan, outstanding balance			123,730,000
Current portion of loans payable, Book Value			91,597,000		521,000
Long-term portion of loans payable, Book Value			32,133,000		32,730,000
Mutual Of Omaha Bank [Member]
Line of Credit Facility [Line Items]
Loan, outstanding balance			32,700,000
Current portion of loans payable, Book Value			600,000
Long-term portion of loans payable, Book Value			$ 32,100,000